Label	Element	Value
MainStay MacKay Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY FUNDS TRUST

MainStay MacKay Total Return Bond Fund

(the “Fund”)

Supplement dated December 13, 2019 (“Supplement”)

to the Summary Prospectus and Prospectus, each dated February 28, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay MacKay Total Return Bond Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

At a meeting held on December 10-11, 2019, the Board of Trustees of MainStay Funds Trust approved a change to the Fund’s principal investment strategies. Effective February 28, 2020, the second sentence in the second paragraph of the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

The Fund may also invest up to 30% of its total assets in securities rated below investment grade by an independent rating agency or, if unrated, determined by the Subadvisor to be of comparable quality.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.